Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 83,389
Beginning at carrying amount	(88,543)
(Amortization) / accretion	(10,812)
(Amortization) / accretion		$ 1,520
Ending at carrying amount	123,360
Ending at carrying amount	(83,198)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	83,389
Additions	58,254
Disposals	0
(Amortization) / accretion	(18,283)
Ending at carrying amount	123,360
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	(88,543)
Additions	(5,036)
Disposals	2,910
(Amortization) / accretion	7,471
Ending at carrying amount	$ (83,198)